CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 389,131	¥ 850,063	¥ 830,233
Less: Net income (loss) attributable to noncontrolling interests	26,691	(429)	27,185
Net income attributable to MHFG shareholders	362,440	850,492	803,048
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	171,202	167,930	166,528
Provision (credit) for loan losses	37,668	34,560	(60,223)
Investment losses (gains)-net	(333,270)	(263,793)	(271,174)
Equity in losses (earnings) of equity method investees-net	(26,785)	(28,969)	(17,502)
Foreign exchange losses (gains)-net	22,812	(225,130)	357,103
Deferred income tax expense (benefit)	(107,432)	123,125	181,990
Net change in trading account assets	4,867,508	(778,204)	(2,121,400)
Net change in trading account liabilities	(3,267,060)	916,958	1,333,577
Net change in loans held for sale	(5,574)	(27,347)	56,549
Net change in accrued income	7,087	(2,441)	(7,531)
Net change in accrued expenses	4,485	(26,425)	87,157
Other-net	(519,773)	(499,046)	697,804
Net cash provided by operating activities	1,213,308	241,710	1,205,926
Cash flows from investing activities:
Proceeds from sales of investments	31,139,716	19,830,288	58,629,117
Proceeds from maturities of investments	8,099,488	8,669,730	6,107,552
Purchases of investments	(34,137,270)	(25,046,188)	(61,507,248)
Proceeds from sales of loans	291,782	197,898	651,339
Net change in loans	(5,606,627)	(1,923,627)	(2,800,196)
Net change in interest-bearing deposits in other banks	(10,688,447)	(7,750,251)	(8,189,150)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(1,481,661)	385,134	1,813,089
Proceeds from sales of premises and equipment	12,059	47,506	41,521
Purchases of premises and equipment	(430,913)	(388,565)	(419,912)
Cash and due from banks acquired in business combination	301
Net cash used in investing activities	(12,801,572)	(5,978,075)	(5,673,888)
Cash flows from financing activities:
Net change in deposits	14,005,565	5,441,731	9,460,669
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(771,368)	(3,900,502)	(5,376,701)
Net change in due to trust accounts	(344,217)	3,226,204	499,065
Net change in other short-term borrowings	(589,512)	571,901	(4,480,378)
Proceeds from issuance of long-term debt	4,496,041	2,723,168	6,537,703
Repayment of long-term debt	(4,734,010)	(2,307,082)	(2,196,492)
Proceeds from noncontrolling interests	3,323	1,354	891
Payments to noncontrolling interests		(86)	(1)
Proceeds from issuance of common stock	6	5	6
Proceeds from sales of treasury stock	1	3	3
Purchases of treasury stock	(1,435)	(13)	(12)
Purchases of treasury stock of subsidiaries	(1,696)
Dividends paid	(190,031)	(195,283)	(176,186)
Dividends paid to noncontrolling interests	(2,914)	(2,683)	(3,936)
Net cash provided by financing activities	11,869,753	5,558,717	4,264,631
Effect of exchange rate changes on cash and due from banks	(11,895)	(28,061)	34,758
Net increase (decrease) in cash and due from banks	269,594	(205,709)	(168,573)
Cash and due from banks at beginning of fiscal year	1,322,597	1,528,306	1,696,879
Cash and due from banks at end of fiscal year	1,592,191	1,322,597	1,528,306
Supplemental disclosure of cash flow information:
Interest paid	582,947	435,584	419,070
Income taxes paid	246,802	269,364	172,022
Noncash investing activities:
Transfer of loans into other investments		63,420	2,414
Investment in capital leases	12,467	16,123	8,184
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):	0	¥ 0	¥ 0
Noncash assets acquired at fair value	93,049
Noncash Liabilities assumed at fair value	¥ 25,893